Acquisitions (Details 2)	Sep. 24, 2018 $ / shares	Aug. 30, 2018 $ / shares	Jan. 24, 2018 $ / shares	Dec. 31, 2017 $ / shares	May 17, 2017 NUMBER $ / shares	Dec. 31, 2016 $ / shares
Stock price | $ / shares	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Options Value [Member]
Stock price | $ / shares					$ 0.0145
Options Value [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input					0.00
Options Value [Member] | Measurement Input, Price Volatility [Member]
Measurement input					0.3945
Options Value [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input					0.0125
Options Value [Member] | Measurement Input, Exercise Price [Member]
Measurement input					0.0193
Options Value [Member] | Measurement Input, Default Rate [Member]
Measurement input					0.50
Warrant [Member]
Stock price | $ / shares					$ 0.0145
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurement input, warrants					0.00
Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input, warrants					0.3945
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input, warrants					0.0125
Warrant [Member] | Measurement Input, Exercise Price [Member]
Measurement input, warrants					0.03
Warrant [Member] | Measurement Input, Default Rate [Member]
Measurement input, warrants					0.50
Asset Contribution [Member] | Measurement Input, Expected Dividend Rate [Member]
Asset contribution					0.00
Asset Contribution [Member] | Measurement Input, Default Rate [Member]
Asset contribution					0.70
Stock price | $ / shares					$ 0.0145